Lease liability (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Activity related to lease liability [Abstract]
Balance at December 31, 2012	$ 1,060	$ 1,682	$ 0
Charges utilized	(175)	(787)	(238)
Additional charges to operations	30	165	96
Balance at March 31, 2013	915	1,060	1,682
Less current portion	440	536	739
Lease liability	475	524	943
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years	5 years
Activity related to lease liability [Abstract]
Balance at December 31, 2012	678	828	0
Charges utilized	(62)	(239)	(193)
Additional charges to operations	20	89	88
Balance at March 31, 2013	636	678	828
Less current portion	235	233
Lease liability	401	445
Office and manufacturing space [Member]
Activity related to lease liability [Abstract]
Balance at December 31, 2012	382	854	0
Charges utilized	(113)	(548)	(45)
Additional charges to operations	10	76	8
Balance at March 31, 2013	279	382	854
Less current portion	205	303
Lease liability	$ 74	$ 79